Commitments and Contingencies (Details Narrative) - Platosa Project Net Smelter Return [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Interest rate description	The NSR bears a rate of either (a) 1.25% in respect of manto or mineralization other than skarn mineralization or (b) 0.50% in respect of skarn or "Source" mineralization.
Minimum payment for plaintiff	$ 2,500
Interest rate of plaintiff	3.00%
Payment for royalty	$ 500
Accrued labour disputes	$ 142